Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019	Jun. 06, 2018	Jun. 30, 2019
Net income	$ (3,965)		$ 11,356		$ 24,530
Successor [Member]
Net income	(3,965)		11,356		24,530
Other comprehensive income, net of tax
Foreign currency translation adjustments			(19)		(19)
Total Comprehensive Income, net of tax	(3,965)		11,337		24,511
Comprehensive loss attributable to non-controlling interest
Comprehensive income/ (loss) attributable to shareholder interest	$ (3,965)		$ 11,337		$ 24,511
Predecessor [Member] | NPS Holdings Limited [Member]
Net income		$ 1,283		$ 6,736
Other comprehensive income, net of tax
Foreign currency translation adjustments		(17)		(16)
Total Comprehensive Income, net of tax		1,266		6,720
Comprehensive loss attributable to non-controlling interest
Comprehensive income/ (loss) attributable to shareholder interest		$ 1,266		$ 6,720